RELATED PARTY TRANSACTIONS AND INTERESTS IN CONSOLIDATED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of components of due from affiliates
Due from affiliates was comprised of the following:

	Private Equity		Liquid	Credit
		Permanent	Hedge	Hedge	PE	Logan
December 31, 2014	Funds	Capital Vehicles	Funds	Funds	Funds	Circle	Other	Total
Management fees and incentive income (A)	$35,970	$65,043	$15,634	$96,996	$18,393	1,089	$—	$233,125
Expense reimbursements (A)	1,335	6,424	12,940	9,264	10,077	164	—	40,204
Expense reimbursements - FCF (B)	34,660	49	—	—	—	—	—	34,709
Dividends and distributions	—	295	—	—	—	—	—	295
Other	—	1,346	—	—	—	—	16,896	18,242
Total	$71,965	$73,157	$28,574	$106,260	$28,470	$1,253	$16,896	$326,575

	Private Equity		Liquid	Credit
		Permanent	Hedge	Hedge	PE	Logan
December 31, 2013	Funds	Capital Vehicles	Funds	Funds	Funds	Circle	Other	Total
Management fees and incentive income (A)	$40,456	$21,701	$89,400	$144,749	$18,143	$689	$—	$315,138
Expense reimbursements (A)	2,599	4,905	6,437	7,118	14,656	64	—	35,779
Expense reimbursements - FCF (B)	42,872	100	—	—	—	—	—	42,972
Dividends and distributions	—	405	—	—	—	—	—	405
Other	—	698	—	—	4	—	12,128	12,830
Total	$85,927	$27,809	$95,837	$151,867	$32,803	$753	$12,128	$407,124

(A)
Net of allowances for uncollectible management fees and expense reimbursements of $12.2 million and $6.6 million at December 31, 2014, respectively, and of $12.2 million and $6.3 million as of December 31, 2013, respectively. Allowances are recorded as General and Administrative expenses.

(B)	Represents expense reimbursements due to FCF, a consolidated VIE.

Schedule of components of due to affiliates
Due to affiliates was comprised of the following:

	December 31, 2014	December 31, 2013
Principals - tax receivable agreement - Note 6	$289,324	$241,006
Principals - Principal Performance Payments - Note 8	30,659	45,524
Distributions payable on Fortress Operating Group units	—	5,160
Other	11,411	11,345
General partner liability - Note 10	44,030	41,797
Total	$375,424	$344,832

Summary of outstanding advances	Outstanding advances can be summarized as follows:

	December 31,
	2014	2013
Amount outstanding	$4.7 million	$3.9 million
Range of interest rates	LIBOR +4% to LIBOR +4.25%	LIBOR +4% to LIBOR + 4.25%

Redeemable noncontrolling interest
The following table represents the activity in Redeemable Non-controlling Interests as presented in the consolidated balance sheets:

Year Ended December 31, 2014
Beginning balance	$—
Capital contributions	56,771
Consolidation of Redeemable Non-Controlling interest	2,179
Redeemable Non-controlling Interests in income (loss)	(709)
Deconsolidation of Redeemable Non-Controlling interests in income (loss)	(56,524)
$1,717

Amounts related to equity interests, which are held by the Principals, employees, and others
This balance sheet caption was comprised of the following:

	December 31,
	2014	2013
Fortress Operating Group units held by the principals and a former senior employee	$556,720	$725,424
Employee interests in majority owned and controlled fund advisor and general partner entities	80,333	62,381
Other	2,303	2,033
Total	$639,356	$789,838

Portion of interest of Fortress Operating Group
The Fortress Operating Group portion of these interests is computed as follows:

	December 31,
	2014	2013
Fortress Operating Group equity (Note 13)	$1,152,297	$1,489,701
Less: Others' interests in equity of consolidated subsidiaries (Note 13)	(82,636)	(64,414)
Total Fortress shareholders' equity in Fortress Operating Group	$1,069,661	$1,425,287
Fortress Operating Group units outstanding (A)	226,331,513	249,534,372
Class A shares outstanding	208,535,157	240,741,920
Total	434,866,670	490,276,292
Fortress Operating Group units as a percent of total (B)	52.0%	50.9%
Equity of Fortress Operating Group units held by the Principals and a former senior employee	$556,720	$725,424

(A)	Held by the Principals and a former senior employee; exclusive of Class A shares.

(B)	As a result, the Registrant owned 48.0% and 49.1% of Fortress Operating Group as of December 31, 2014 and 2013, respectively.

Statement of operations caption comprising of shares of consolidated net income (loss)
This statement of operations caption was comprised of shares of consolidated net income (loss) related to the following:

	Year Ended December 31,
	2014	2013	2012
Fortress Operating Group units held by the Principals and a former senior employee	$135,029	$276,683	$132,950
Employee interests in majority owned and controlled fund advisor and general partner entities	4,657	6,456	7,402
Other	270	5	186
Total	$139,956	$283,144	$140,538

Schedule of interest computation of an entity
The Fortress Operating Group portion of these interests is computed as follows:

	Year Ended December 31,
	2014	2013	2012
Fortress Operating Group net income (loss) (Note 13)	$263,030	$545,623	$255,770
Adjust:
Others' interests in net (income) loss of consolidated subsidiaries (Note 13)	(4,927)	(6,461)	(7,588)
Redeemable Non-controlling interests in (income) loss of consolidated subsidiaries	709	—	—
Total Fortress shareholders' net income (loss) in Fortress Operating Group	$258,812	$539,162	$248,182
Fortress Operating Group as a percent of total (A)	52.2%	51.3%	53.6%
Fortress Operating Group net income (loss) attributable to the Principals and a former senior employee	$135,029	$276,683	$132,950

(A)	Represents the weighted average percentage of total Fortress shareholders' net income (loss) in Fortress Operating Group attributable to the Principals and a former senior employee.

Statement showing effects of changes in the entity's ownership interest in Fortress Operating Group on the entity's equity
The following represents the effects of changes in Fortress’s ownership interest in Fortress Operating Group on Fortress’s equity:

	Year Ended December 31,
	2014	2013	2012
Net Income (loss) attributable to Class A shareholders	$100,966	$200,447	$78,284
Transfers (to) from the Principals' and Others' Interests:
Increase in Fortress’s shareholders’ equity for the conversion of Fortress Operating Group units by the Principals and a former senior employee	—	10,143	22,166
Increase in Fortress’s shareholders’ equity for the purchase of Fortress Operating Group units from one Principal	—	—	44,242
Increase in Fortress’s shareholders’ equity for the delivery of Class A shares primarily in connection with vested RSUs and RPUs	5,835	14,005	14,769
Increase in Fortress's shareholders' equity for the public offering of Class A shares and repurchase of Class B shares and FOGUs	53,510	—	—
Decrease in Fortress's shareholders' equity for the repurchase and cancellation of Class A shares and FOGUs	(101,156)	—	—
Change from net income (loss) attributable to Fortress and transfers (to) from Principals’ and Others' Interests	$59,155	$224,595	$159,461